Other disclosures - Related party transactions - Executive directors ESOP - Remaining term (Details)	Dec. 31, 2017 EquityInstruments Y	Dec. 31, 2016 EquityInstruments Y	Dec. 31, 2015 EquityInstruments Y	Dec. 31, 2014 EquityInstruments
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	2,862,216	2,293,636	1,752,926	1,595,015
Remaining term | Y		8.03	8.09
Tim Van Hauwermeiren | 7.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	105,000
Remaining term | Y	7.0
Tim Van Hauwermeiren | 8.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	30,600
Remaining term | Y	8.0
Tim Van Hauwermeiren | 8.5 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	50,000
Remaining term | Y	8.5
Tim Van Hauwermeiren | 9.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	30,600
Remaining term | Y	9.0
Tim Van Hauwermeiren | 10.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	80,000
Remaining term | Y	10.0
Eric Castaldi | 6.5 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	60,970
Remaining term | Y	6.5
Eric Castaldi | 7.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	85,037
Remaining term | Y	7.0
Eric Castaldi | 8.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	28,200
Remaining term | Y	8.0
Eric Castaldi | 8.5 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	28,200
Remaining term | Y	8.5
Eric Castaldi | 9.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	28,200
Remaining term | Y	9.0
Eric Castaldi | 10.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	43,200
Remaining term | Y	10.0